Credit Facilities and Debt	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Credit Facilities and Debt

13. CREDIT FACILITIES AND DEBT

On March 18, 2014, CNH Industrial closed its offering of €1 billion ($1.3 billion) in principal amount of 2.75% notes due March 2019, which was priced on March 13, 2014. The notes have been issued by CNH Industrial Finance Europe S.A., a wholly-owned subsidiary of CNH Industrial N.V., under the Global Medium Term Note Programme guaranteed by CNH Industrial N.V.

On June 30, 2014, CNH Industrial closed its offering of $500 million in principal amount of 3.375% notes due in July 2019, issued at an issue price of 99.426%. The net proceeds under this offering were $492.3 million after payment of offering and other related expenses. The notes have been issued by CNH Industrial Capital LLC, a wholly-owned subsidiary of CNH Industrial N.V., and are guaranteed by CNH Industrial Capital America LLC and New Holland Credit Company LLC, each a wholly-owned subsidiary of CNH Industrial Capital LLC.

On September 25, 2014, CNH Industrial closed its offering of €700 million ($881 million) in principal amount of 2.875% notes due September 2021, which was priced at 99.22% on September 22, 2014. The notes have been issued by CNH Industrial Finance Europe S.A., a wholly-owned subsidiary of CNH Industrial N.V., under the Global Medium Term Note Programme guaranteed by CNH Industrial N.V.